Earnings Per Common Share	6 Months Ended
Jun. 30, 2024
Earnings Per Common Share [Abstract]
Earnings Per Common Share
13.	Earnings Per Common Share:

The computation of earnings per share is based on the weighted average number of common shares outstanding during that period and gives retroactive effect to the shares issued in connection with the Spin-Off.

The Company calculates earnings per common share by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the relevant period.

The Company calculates basic earnings per share in conformity with the two-class method required for companies with participating securities. The calculation of basic earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restrictions have lapsed.

Diluted earnings per common share, if applicable, reflects the potential dilution that could occur if potentially dilutive instruments were exercised, resulting in the issuance of additional shares that would then share in the Company’s net income. For the purpose of calculating diluted earnings per common share, the weighted average number of diluted shares outstanding includes (i) the conversion of outstanding Series A Preferred Shares (Note 9) calculated with the “if converted” method by using the average closing market price over the reporting period from January 1, 2024 to June 30, 2024 and (ii) the incremental shares assumed to be issued, determined under the two-class method weighted for the periods the non-vested shares were outstanding, since the two-class method was more dilutive than the treasury stock method. The components of the calculation of basic and diluted earnings per common share in each of the periods comprising the accompanying unaudited interim condensed consolidated statements of comprehensive income are as follows:

	Six months ended June 30,	Six months ended June 30,
	2023	2024
Net income and comprehensive income	$77,340,987	$23,254,128
Dividend on Series A Preferred Shares	(451,111)	(707,778)
Deemed dividend on Series A Preferred Shares	(931,034)	(1,509,700)
Undistributed earnings to non-vested participating securities	—	(1,533,501)
Net income attributable to common shareholders, basic	$75,958,842	$19,503,149
Undistributed earnings to non-vested participating securities	—	1,533,501
Undistributed earnings reallocated to non-vested participating securities	—	(619,392)
Dividend on Series A Preferred Shares	451,111	707,778
Deemed dividend on Series A Preferred Shares	931,034	1,509,700
Net income attributable to common shareholders, diluted	$77,340,987	$22,634,736
Weighted average number of common shares outstanding, basic	14,810,147	17,416,746
Effect of dilutive shares	44,682,646	27,725,017
Weighted average number of common shares outstanding, diluted	59,492,793	45,141,763
Earnings per common share, basic	$5.13	$1.12
Earnings per common share, diluted	$1.30	$0.50